The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at September 30, 2012 and for the three- and nine-months ended September 30, 2012 and 2011 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2011 Annual Report on Form 20-F, as amended. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2011, contained in the Company's 2011 Annual Report on Form 20-F, as amended, except for the update noted below:

Certain items in the prior period's comparative consolidated financial statements have been reclassified to conform to the current period's presentation. Revenues have been restated to reflect the retrospective adoption of Accounting Standards Update 2011-07, Health Care Entities. Specifically, bad debt expense in the amount of $58,025 and $166,991 was reclassified from selling general and administrative (“SG&A”) as a reduction of revenue for the three and nine months ended September 30, 2011, respectively. In addition, freight expense in the amount of $35,540 and $106,707 was reclassified from SG&A to cost of revenue to harmonize the presentation for all business segments for the three and nine months ended September 30, 2011, respectively.

The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results of operations for the year ending December 31, 2012.